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                                    May 7, 1998

MATTHEW P. MCCAULEY
VICE PRESIDENT
ASSOCIATE GENERAL
       COUNSEL
m p mccauley@genam.com

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                          RE:  GENERAL AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT ELEVEN -- VGSP/RUSSELL
                               FILE NOS. 33-48550 & 811-4901

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Life Insurance Company Separate Account Eleven -- Select Plus/Russell (the "Registrant") hereby certifies that: (i) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 9 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at
(314) 444-0648.

                                    Sincerely,

                                    /s/ Matthew P. McCauley

                                    Matthew P. McCauley


cc:   David Goldstein, Sutherland, Asbill & Brennan, L.L.P.


MPM:mef/SECVGSPL